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[MASS MUTUAL LETTERHEAD APPEARS HERE]



                                 May 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Massachusetts Mutual Life Insurance Company
       Massachusetts Mutual Variable Life Separate Account I
         (Variable Universal Life Segment)
       File No. 333-49475

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Massachusetts Mutual Variable Life Separate Account I - Variable Universal Life (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in post-effective amendment number 1 to the Form S-6 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 28, 1999.


Sincerely,

/s/ Richard M. Howe, Esq.
-------------------------

Richard M. Howe
2nd Vice President & Associate
     General Counsel


RMH/ss